Commitments and Contingencies - Future Minimum Lease Payments Under Operating and Capital Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Operating leases, 2016	$ 692	$ 2,312
Operating leases, 2017	3,101	2,299
Operating leases, 2018	3,035	2,327
Operating leases, 2019	2,907	2,529
Operating leases, 2020	2,990	2,602
Operating leases, Thereafter	19,715	14,169
Operating leases, Total minimum lease payments	32,440	26,238
Capital leases, 2016	339	1,466
Capital leases, 2017	1,275	1,214
Capital leases, 2018	982	921
Capital leases, 2019	519	483
Capital leases, 2020	259	241
Capital leases, Thereafter	2
Capital leases, Total minimum lease payments	3,376	4,325
Less: Portion representing interest	(431)	(609)
Present value of capital lease obligations	2,945	3,716
Less: Current portion of capital lease obligations	(1,103)	(1,190)	$ (604)
Capital lease obligations, net of current portion	$ 1,842	$ 2,526	$ 1,028